Bank Overview - Additional Information (Detail) (INR)	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Jul. 16, 2011	Mar. 31, 2013	Mar. 31, 2012	Jul. 16, 2011 After Stock Split	Mar. 31, 2011 After Stock Split	Mar. 31, 2013 Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited and its subsidiaries						22.80%
Description of the stock split				By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value	10.0	2.0	2.0	2.0	2.0
American depository shares ratio, shares representative of 1 ADS	3	3